Interim Condensed Consolidated Statements of Loss on Comprehensive Loss - USD ($) shares in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interim Condensed Consolidated Statements of Loss on Comprehensive Loss
Revenue (Note 21)	$ 14,917,000	$ 2,118,000
Cost of sales	8,415,000	1,106,000
Gross profit before fair value adjustments	6,502,000	1,012,000
Unrealized gain on changes in fair value of biological assets (Note 4)	46,000	0
Realized fair value amounts included in inventory sold (Note 4)	(2,000)	0
Gross Profit	6,546,000	1,012,000
Operating Expenses
Consulting and management fees	5,243,000	2,262,000
Professional fees	2,096,000	766,000
General and administrative	2,429,000	1,481,000
Promotion and communication	4,719,000	1,180,000
Travel expenses	601,000	143,000
Share based compensation (Note 13)	2,855,000	95,000
Research and development	422,000	85,000
Depreciation and amortization (Notes 6 and 9)	1,712,000	119,000
Bad debt expense (Note 3)	405,000	100,000
Goodwill impairment (Notes 9 and 10)	16,000,000	0
Other expenses (income), net	1,178,000	(67,000)
Total operating expenses	37,660,000	6,164,000
Operating Loss	(31,114,000)	(5,152,000)
Interest expense	69,000	64,000
Foreign exchange loss (gain)	200,000	(78,000)
Unrealized loss on fair value of investments (Note 7)	1,333,000	0
Net loss before income taxes	(32,716,000)	(5,138,000)
Income tax benefit (Note 16)	0	0
Net loss for the period	(32,716,000)	(5,138,000)
Other comprehensive loss
Exchange differences on foreign operations	567,000	200,000
Total comprehensive loss for the period	(33,283,000)	(5,338,000)
Net loss attributable to:
Flora Growth Corp.	(32,611,000)	(5,097,000)
Non-controlling interests	(105,000)	(41,000)
Comprehensive loss attributable to: Flora Growth Corp.	(33,178,000)	(5,297,000)
Comprehensive loss attributable to: Non-controlling interests	$ (105,000)	$ (41,000)
Basic and diluted loss per share attributable to Flora Growth Corp.	$ (0.42)	$ (0.13)
Weighted average number of common shares outstanding - basic and diluted (Note 17)	76,944	39,604